Share-based Compensation - Hutchmed Share Option Activity (Details) - HUTCHMED Share Option Scheme - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2025	Aug. 31, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation
Weighted average grant date fair value of share options (in US$ per share)				$ 1.17	$ 1.29
Number of share options
Outstanding as at beginning of period (in shares)				29,640,273	29,536,655
Granted (in shares)				1,493,435	2,965,328
Exercised (in shares)				(726,525)	(344,825)
Cancelled (in shares)				(1,423,610)	(892,600)
Expired (in shares)				(3,309,340)	(1,624,285)
Outstanding as at end of period (in shares)				25,674,233	29,640,273	29,536,655
Vested and exercisable (in shares)				20,020,945	21,186,120
Weighted average exercise price in US$ per share
Outstanding balance as at beginning of period (in US$ per share)				$ 4.47	$ 4.57
Granted (in US$ per share)				3.27	3.69
Exercised (in US$ per share)				2.17	2.29
Cancelled (in US$ per share)				2.33	4.38
Expired (in US$ per share)				4.46	5.23
Outstanding balance as at end of period (in US$ per share)				4.59	4.47	$ 4.57
Vested and exercisable (in US$ per share)				$ 4.94	$ 4.92
Weighted average remaining contractual life (years)
Outstanding (in years)				5 years 1 month 13 days	5 years 11 months 26 days	6 years 8 months 1 day
Vested and exercisable (in years)				4 years 2 months 23 days	5 years 1 month 17 days
Aggregate intrinsic value in US$'000
Outstanding (in US$'000)				$ 1,424	$ 3,804	$ 9,924
Vested and exercisable (in US$'000)				$ 953	$ 1,387
Executive director
Share-based Compensation
Vesting period	3 years				3 years
Weighted average grant date fair value of share options (in US$ per share)	$ 1.17	$ 1.24	$ 1.29
Number of share options
Granted (in shares)		1,405,767	1,359,561		2,765,328